ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2024
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
NOTE 2. ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES

Changes to accounting policies

As of December 31, 2024, there had not been significant changes in the accounting policies with respect to the 2023 financial year.
Changes to accounting estimates

As of December 31, 2024, there had been no changes in the methodologies for calculating the accounting estimates
with respect to the 2023 financial year.